iShares®

iShares Trust

Supplement dated September 11, 2017

to the Statement of Additional Information (the “SAI”) dated August 1, 2017 for the

iShares iBonds® Sep 2017 Term Muni Bond ETF (IBMF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective September 8, 2017. All references to the Fund in the SAI are hereby removed.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.	IS-A-IBMF-0917

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